INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Balance Beginning	$ 17,608,000	$ 14,537,000
Additions	2,601,000	4,490,000
Impairments	(36,000)	(18,000)
Amortization	(1,977,000)	(1,401,000)
Balance Ending, Cost	27,100,000
Balance Ending	18,196,000	17,608,000
Patents And Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Balance Beginning, Cost	12,272,000	12,051,000
Balance Beginning, A.A.	(5,629,000)	(5,010,000)
Additions	39,000	239,000
Impairments	(36,000)	(18,000)
Amortization	(664,000)	(619,000)
Balance Ending, Cost	12,275,000	12,272,000
Balance Ending, A.A.	(6,293,000)	(5,629,000)
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Balance Beginning, Cost	12,226,000	7,975,000
Balance Beginning, A.A.	(1,261,000)	(479,000)
Additions	2,562,000	4,251,000
Impairments	0	0
Amortization	(1,313,000)	(782,000)
Balance Ending, Cost	14,788,000	12,226,000
Balance Ending, A.A.	$ (2,574,000)	$ (1,261,000)